Sale-Leasebacks of Real Estate - Schedule of Failed Sale-Leaseback Financing Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sale Leaseback Transaction [Line Items]
Total sale-leaseback financing obligations	$ 42,352	$ 79,001
1 warehouse – 2010
Sale Leaseback Transaction [Line Items]
Interest Rate	10.34%	10.34%
Total sale-leaseback financing obligations	$ 15,089	$ 15,872
1 facility - 2007 (Agro)
Sale Leaseback Transaction [Line Items]
Interest Rate	10.00%	10.00%
Total sale-leaseback financing obligations	$ 22,540	$ 58,359
1 facility - 2013 (Agro)
Sale Leaseback Transaction [Line Items]
Interest Rate	10.00%	10.00%
Total sale-leaseback financing obligations	$ 4,723	$ 4,770